Type:  		13F-HR
Period:		12/31/2007
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	December 31, 2007

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts February 13, 2008
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$71,178,000
Form 13F Information Table Value Total:	22

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     3643 62491    SH       SOLE                   4417             57984
BERKSHIRE HATHAWAY INC CL B    COM              084670207     6725 1420     SH       SOLE                     80              1337
CITIGROUP INC                  COM              172967101     4054 137694   SH       SOLE                   8329            129113
HOME DEPOT INC                 COM              437076102     1129 41913    SH       SOLE                   3204             38709
SPRINT NEXTEL CORP COM FON SHS COM              852061100     1069 81444    SH       SOLE                   6313             75131
U S G CORP COM NEW             COM              903293405     1079 30153    SH       SOLE                   1765             28388
WELLS FARGO & CO DEL COM       COM              949746101     5467 181103   SH       SOLE                  10349            170425
BLKROCK FL RT OME STRA COM                      09255X100     5491 343611   SH       SOLE                  17190            326421
COHEN & STEERS QTY RLY COM                      19247L106     3264 224776   SH       SOLE                  10392            214384
COHEN & STEERS WRLDWD COM                       19248J100      602 37597    SH       SOLE                      0             37597
HIGHLAND CR STRATEG FD COM                      43005q107     6830 431751   SH       SOLE                  18697            413054
HIGHLAND CR STRATEG FD RIGHTS                   43005q115      194 431539   SH       SOLE                  18957            412582
HIGHLAND DISTRESSED OP COM                      430067108     3144 366844   SH       SOLE                  16389            350456
ISHARES TREAS INFLATION PROTEC                  464287176     5408 51119    SH       SOLE                   1547             49572
KAYNE ANDERSON ENRGY COM                        48660P104     1349 48798    SH       SOLE                    174             48625
KAYNE ANDERSON MLP INV COM                      486606106     3967 135221   SH       SOLE                   4385            130837
LMP CORPORATE LN FD IN COM                      50208B100      515 44042    SH       SOLE                  10423             33619
NUVEEN INVT QUALITY COM                         67062E103     4633 338895   SH       SOLE                   4901            331515
NUVEEN QUALT INCM MUN COM                       670977107     6729 500674   SH       SOLE                   8751            489273
WESTERN ASSET GLOBAL PARTNERS                   95766g108     2402 215842   SH       SOLE                  12246            203596
WESTERN ASSET PREMIER SHS BEN                   957664105     3484 265349   SH       SOLE                  12748            252601

REPORT SUMMARY		        21 DATA RECORDS		     71178   	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
